Ross D. Hansen Associate General Counsel Office of General Counsel Phone: 608.665.7416 Fax: 608.236.7548 E-mail: ross.hansen@cunamutual.com

CMFG Life Insurance Company

May 2, 2018

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

RE:	CMFG Life Insurance Company
CMFG Variable Annuity Account
File Nos. 333-148426/811-08260
Rule 497j Filing

Commissioners:

I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 2018 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (608) 665-7416.

Sincerely,

/s/Ross D. Hansen

Ross D. Hansen Associate General Counsel